Schedule of Allowance for Doubtful Accounts (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 1	$ 5,029,107
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 2	826,232
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 3	(2,900,447)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 4	(329,127)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 5	2,625,765
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 6	180,305
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 7	175,635
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 8	$ 2,981,705